UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  600 Steamboat Road
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo           Greenwich, CT                May 16, 2005
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $1,925,325
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                       Name
--------------------                       ----
28-10725                                   SCP Overseas Fund, Ltd.
28-11269                                   SCP Domestic Fund, LP
28-11268                                   SCP Equity Fund Domestic, LP
28-11267                                   SCP Equity Fund Overseas, Ltd.

                                                     FORM 13F INFORMATION TABLE



            Column 1       Column 2      Column 3    Column 4                   Column 5   Column 6  Column 7   Column 8
                                                                                                              Voting Authority
                           Title of                  Market Value   Shares/     Sh/  Put/  Invstmt   Other
   Name of Security         Class        CUSIP        (x000)        Prn Amount  Prn  Call  Dscrtn    Mngrs   Sole       Shared  None
   ----------------         -----        -----        ------        ----------  ---  ----  ------    -----   ----       ------  ----
ALCON INC                  COM SHS       H01301102      92,326      1,034,000   SH         SOLE       NONE    1,034,000
ALBANY INTL CORP             CL A        012348108       6,639        215,000   SH         SOLE                 215,000
APOLLO GROUP INC             CL A        037604105      56,819        767,199   SH         SOLE                 767,199
BUILD A BEAR WORKSHOP        COM         120076104       9,320        304,080   SH         SOLE                 304,080
CAPITAL ONE FINL CORP        COM         14040H105      77,656      1,038,600   SH         SOLE               1,038,600
DOLLAR TREE STORES INC       COM         256747106      87,897      3,059,410   SH         SOLE               3,059,410
GOOGLE INC                   CL A        38259P508      49,734        275,520   SH         SOLE                 275,520
KERYX BIOPHARMACEUTICALS
   INC                       COM         492515101      19,091      1,428,994   SH         SOLE               1,428,994
KOHLS CORP                   COM         500255104      90,043      1,744,000   SH         SOLE               1,744,000
ACCREDITED HOME LENDRS
   HLDG                      COM         00437P107       1,945         53,697   SH         SOLE                  53,697
MOHAWK INDS INC              COM         608190104      38,778        460,000   SH         SOLE                 460,000
MEDCO HEALTH SOLUTIONS
   INC                       COM         58405U102      96,914      1,955,100   SH         SOLE               1,955,100
NEW CENTURY FINANCIAL
   CORP M                    COM         6435EV108       9,631        205,700   SH         SOLE                 205,700
RELIANT ENERGY INC           COM         75952B105      56,186      4,937,300   SH         SOLE               4,937,300
SCIENTIFIC GAMES CORP        CL A        80874P109       5,799        253,800   SH         SOLE                 253,800
TERRA INDS INC               COM         880915103      10,825      1,395,000   SH         SOLE               1,395,000
VASOGEN INC                  COM         92232F103       2,359        582,500   SH         SOLE                 582,500
WILLIAMS SONOMA INC          COM         969904101      67,322      1,831,900   SH         SOLE               1,831,900
NETFLIX COM INC              COM         64110L106       3,553        327,500   SH         SOLE                 327,500
APPLE COMPUTER INC           COM         037833100      58,376      1,400,900   SH         SOLE               1,400,900
AMERICAN TOWER CORP          CL A        029912201       7,405        406,200   SH         SOLE                 406,200
                           SPON ADR
AMERICA MOVIL S A DE C V    L SHS        02364W105      35,707        692,000   SH         SOLE                 692,000
CAREER EDUCATION CORP        COM         141665109      21,744        634,679   SH         SOLE                 634,679
CONSOL ENERGY INC            COM         20854P109      46,014        978,600   SH         SOLE                 978,600
DOMINION RES INC VA NEW      COM         25746U109      22,664        304,500   SH         SOLE                 304,500
DICKS SPORTING GOODS INC     COM         253393102      73,940      2,013,070   SH         SOLE               2,013,070
FRIEDMAN BILLINGS RAMSEY
   GRO                       CL A        358434108       3,852        242,701   SH         SOLE                 242,701
FREEPORT-MCMORAN COPPER
   & GO                      CL B        35671D857      34,607        873,700   SH         SOLE                 873,700
FEDERATED DEPT STORES
   INC DE                    COM         31410H101      35,995        565,600   SH         SOLE                 565,600
SPRINT CORP                COM FON       852061100      42,952      1,888,000   SH         SOLE               1,888,000
GOODYEAR TIRE & RUBR CO      COM         382550101      20,875      1,563,700   SH         SOLE               1,563,700
INAMED CORP                  COM         453235103      23,766        340,100   SH         SOLE                 340,100
NII HLDGS INC              CL B NEW      62913F201      97,991      1,704,188   SH         SOLE               1,704,188
NTL INC DEL                  COM         62940M104      22,003        345,574   SH         SOLE                 345,574
NEWS CORP                    CL A        65248E104      74,681      4,413,800   SH         SOLE               4,413,800
NEXTEL COMMUNICATIONS
   INC                       CL A        65332V103      44,215      1,555,780   SH         SOLE               1,555,780
QUALCOMM INC                 COM         747525103      73,692      2,011,800   SH         SOLE               2,011,800
RESEARCH IN MOTION LTD       COM         760975102      64,272        841,036   SH         SOLE                 841,036
REDWOOD TR INC               COM         758075402       9,109        177,983   SH         SOLE                 177,983
TELEWEST GLOBAL INC          COM         87956T107      64,732      3,638,684   SH         SOLE               3,638,684
TOLL BROTHERS INC            COM         889478103      23,655        300,000   SH         SOLE                 300,000
UNISOURCE ENERGY CORP        COM         909205106      83,511      2,696,500   SH         SOLE               2,696,500
VENTANA MED SYS INC          COM         92276H106      25,196        672,618   SH         SOLE                 672,618
VALEANT PHARMACEUTICALS
   INTL                      COM         91911X104      33,913      1,505,900   SH         SOLE               1,505,900
WCI CMNTYS INC               COM         92923C104      18,905        628,500   SH         SOLE                 628,500
WAL MART STORES INC          COM         931142103      67,132      1,339,700   SH         SOLE               1,339,700
SHUFFLE MASTER INC           COM         825549108      11,584        400,000   SH   PUT   SOLE                 400,000
                                                     1,925,325

03971.0001 #570910